Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay-Versus-Performance
Disclosure
As required by Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between the compensation actually paid to our named executive officers and certain aspects of our financial performance. For further information concerning our pay for performance philosophy and how executive compensation aligns with our performance, please refer to “
Executive Compensation – Compensation Discussion and Analysis
.”
Pay-Versus-Performance
Table

	Pay Versus Performance
					Average Summary Compensation Table Total for Non-PEO NEOs (d)	Average Compensation Actually Paid for Non-PEO NEOs (e)	Value of Initial Fixed $100 Investment Based On:
Year (a)	Summary Compensation Table Total for PEO (Current) (b)	Compensation Actually Paid for PEO (Current) (c)	Summary Compensation Table Total for PEO (Former) (b)	Compensation Actually Paid for PEO (Former) (c)			Total Shareholder Return (f)	Peer Group Total Return (g)	Net Income (h)	Company- Selected Measure: Revenue (i)
2022	$5,876,384	$3,461,766	$3,419,955	($3,857,296)	$1,919,623	$846,088	$29	$114	($33,592,000)	$138,590,000
2021	N/A	N/A	$3,438,179	$6,518,158	$1,264,192	$2,093,766	$196	$126	($21,279,000)	$104,754,000
2020	N/A	N/A	$2,960,857	$3,592,089	$833,528	$1,569,978	$137	$126	($24,010,000)	$69,056,000

(1)	During fiscal years 2020, 2021 and 2022, our PEOs and non-PEO NEOs were as follows:.

Year	PEO (Current CEO) (1)	PEO (Former CEO) (2)	Non-PEO NEOs
2022	Stephen Dilly	John Nicols	Ross Taylor, Kevin Norrett, Margaret Fitzgerald
2021		John Nicols	Ross Taylor
2020		John Nicols	Ross Taylor

(2)
The dollar amounts reported in column (c) and (e) represent the amount of “compensation actually paid” to our
PEOs
and
Non-PEO
NEOs in each respective year. The dollar amounts do not reflect the actual amount of compensation earned or received during the applicable fiscal year. There are no material differences between the assumptions used to compute the valuation of the equity awards for calculating the compensation actually paid from the assumptions used to compute the valuation of such equity awards as of the grant date. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to the total compensation of our PEOs and non-PEO
NEOs for each year to determine the “compensation actually paid” to him or her:

	PEO (Current)
			2020	2021	2022
	Summary Compensation Table - Total Compensation	(a)	N/A	N/A	$5,876,384
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	N/A	N/A	$5,139,542
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	N/A	N/A	$3,127,949
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	N/A	N/A	($158,808)
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	N/A	N/A	$—
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	N/A	N/A	($244,217)
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	N/A	N/A	$—
=	Compensation Actually Paid				$3,461,766

	PEO (Former)
			2020	2021	2022
	Summary Compensation Table - Total Compensation	(a)	$2,960,857	$3,438,179	$3,419,955
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$1,795,800	$2,109,577	$2,521,160
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$2,968,985	$3,900,233	$—
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$559,924	$1,262,770	$—
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$—	$—	$—
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	($1,101,877)	$26,552	($2,208,709)
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$—	$—	$2,547,383
=	Compensation Actually Paid		$3,592,089	$6,518,158	($3,857,296)

	NEO Average
			2020	2021	2022
	Summary Compensation Table - Total Compensation	(a)	$833,528	$1,264,192	$1,919,623
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$228,565	$596,882	$1,590,832
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$872,284	$951,834	$978,796
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$118,975	$426,740	($250,128)
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$—	$—	$—
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	($26,244)	$47,882	($211,371)
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$—	$—	$—
=	Compensation Actually Paid		$1,569,978	$2,093,766	$846,088

(3)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends during the measurement period, assuming dividend reinvestment, and the difference between our share price at the end of the applicable measurement period and the beginning assuming $100 of investment as of December 31, 2019.

(4)	The peer group used for this purpose is the NASDAQ Biotechnology Index.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote [Text Block]

Year	PEO (Current CEO) (1)	PEO (Former CEO) (2)	Non-PEO NEOs
2022	Stephen Dilly	John Nicols	Ross Taylor, Kevin Norrett, Margaret Fitzgerald
2021		John Nicols	Ross Taylor
2020		John Nicols	Ross Taylor

Peer Group Issuers, Footnote [Text Block]
(4)	The peer group used for this purpose is the NASDAQ Biotechnology Index.

Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The dollar amounts reported in column (c) and (e) represent the amount of “compensation actually paid” to our
PEOs
and
Non-PEO
NEOs in each respective year. The dollar amounts do not reflect the actual amount of compensation earned or received during the applicable fiscal year. There are no material differences between the assumptions used to compute the valuation of the equity awards for calculating the compensation actually paid from the assumptions used to compute the valuation of such equity awards as of the grant date. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to the total compensation of our PEOs and non-PEO
NEOs for each year to determine the “compensation actually paid” to him or her:

	PEO (Current)
			2020	2021	2022
	Summary Compensation Table - Total Compensation	(a)	N/A	N/A	$5,876,384
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	N/A	N/A	$5,139,542
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	N/A	N/A	$3,127,949
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	N/A	N/A	($158,808)
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	N/A	N/A	$—
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	N/A	N/A	($244,217)
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	N/A	N/A	$—
=	Compensation Actually Paid				$3,461,766

	PEO (Former)
			2020	2021	2022
	Summary Compensation Table - Total Compensation	(a)	$2,960,857	$3,438,179	$3,419,955
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$1,795,800	$2,109,577	$2,521,160
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$2,968,985	$3,900,233	$—
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$559,924	$1,262,770	$—
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$—	$—	$—
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	($1,101,877)	$26,552	($2,208,709)
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$—	$—	$2,547,383
=	Compensation Actually Paid		$3,592,089	$6,518,158	($3,857,296)

Non-PEO NEO Average Total Compensation Amount	$ 1,919,623	$ 1,264,192	$ 833,528
Non-PEO NEO Average Compensation Actually Paid Amount	$ 846,088	2,093,766	1,569,978
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	NEO Average
			2020	2021	2022
	Summary Compensation Table - Total Compensation	(a)	$833,528	$1,264,192	$1,919,623
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$228,565	$596,882	$1,590,832
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$872,284	$951,834	$978,796
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$118,975	$426,740	($250,128)
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$—	$—	$—
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	($26,244)	$47,882	($211,371)
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$—	$—	$—
=	Compensation Actually Paid		$1,569,978	$2,093,766	$846,088

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	The following graph illustrates the relationship between compensation actually paid to our PEOs and our non-PEO NEOs and our TSR for the period presented in the Pay-Versus-Performance table.
Compensation Actually Paid vs. Net Income [Text Block]	The following graph illustrates the relationship between compensation actually paid to our PEOs and our non-PEO NEOs and our net income for the period presented in the Pay-Versus-Performance table.
Compensation Actually Paid vs. Company Selected Measure [Text Block]	The following graph illustrates the relationship between compensation actually paid to our PEOs and our non-PEO NEOs and o ur revenue for the period presented in the Pay-Versus-Performance table.
Total Shareholder Return Vs Peer Group [Text Block]	The following graph illustrates the relationship between compensation actually paid to our PEOs and our non-PEO NEOs and our TSR for the period presented in the Pay-Versus-Performance table.
Tabular List [Table Text Block]	The following table sets forth the company’s most important financial performance measures used to link NEO compensation actually paid during 2022 to company performance.

Company Performance Metrics
Total Revenue
Product Revenue
Product Gross Margin
Cash Reserves

Total Shareholder Return Amount	$ 29	196	137
Peer Group Total Shareholder Return Amount	114	126	126
Net Income (Loss)	$ (33,592,000)	$ (21,279,000)	$ (24,010,000)
Company Selected Measure Amount	138,590,000	104,754,000	69,056,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Total Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Product Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Product Gross Margin
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Cash Reserves
Stephen Dilly [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 5,876,384
PEO Actually Paid Compensation Amount	$ 3,461,766
PEO Name	Stephen Dilly
John Nicols [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 3,419,955	$ 3,438,179	$ 2,960,857
PEO Actually Paid Compensation Amount	$ (3,857,296)	6,518,158	3,592,089
PEO Name	John Nicols
PEO [Member] | Stephen Dilly [Member] | Fair Value of Stock Awards and Option Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 5,139,542
PEO [Member] | Stephen Dilly [Member] | Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,127,949
PEO [Member] | Stephen Dilly [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(158,808)
PEO [Member] | Stephen Dilly [Member] | Fair Value at Vesting of Stock Awards and Option Awards Granted Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Stephen Dilly [Member] | Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted Which Applicable Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(244,217)
PEO [Member] | Stephen Dilly [Member] | Fair Value Year End of Stock Awards and Option Awards Granted That Failed to Meet Applicable Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | John Nicols [Member] | Fair Value of Stock Awards and Option Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,521,160	2,109,577	1,795,800
PEO [Member] | John Nicols [Member] | Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	3,900,233	2,968,985
PEO [Member] | John Nicols [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	1,262,770	559,924
PEO [Member] | John Nicols [Member] | Fair Value at Vesting of Stock Awards and Option Awards Granted Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | John Nicols [Member] | Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted Which Applicable Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,208,709)	26,552	(1,101,877)
PEO [Member] | John Nicols [Member] | Fair Value Year End of Stock Awards and Option Awards Granted That Failed to Meet Applicable Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,547,383	0	0
Non-PEO NEO [Member] | Fair Value of Stock Awards and Option Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,590,832	596,882	228,565
Non-PEO NEO [Member] | Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	978,796	951,834	872,284
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(250,128)	426,740	118,975
Non-PEO NEO [Member] | Fair Value at Vesting of Stock Awards and Option Awards Granted Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted Which Applicable Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(211,371)	47,882	(26,244)
Non-PEO NEO [Member] | Fair Value Year End of Stock Awards and Option Awards Granted That Failed to Meet Applicable Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0